ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 20.8%
	AUSTRALIA — 0.1%
116,238	Goodman Group - REIT	$1,435,275
1,818	Newcrest Mining Ltd.	25,900
		1,461,175
	BELGIUM — 0.1%
11,339	UCB S.A.	960,859
	BERMUDA — 0.4%
66,696	Arch Capital Group Ltd.*	3,034,001
2,589	Everest Re Group Ltd.	725,645
106,265	Hongkong Land Holdings Ltd.	533,677
7,321	RenaissanceRe Holdings Ltd.	1,144,785
		5,438,108
	BRAZIL — 0.0%[1]
46,121	Telefonica Brasil S.A. - ADR[2]	417,856
	CANADA — 0.6%
4,984	Agnico Eagle Mines Ltd.	228,068
10,151	Bank of Nova Scotia	601,041
34,186	Brookfield Asset Management, Inc. - Class A2	1,520,735
28,197	Dollarama, Inc.[2]	1,623,650
21,616	Franco-Nevada Corp.[2]	2,844,233
17,562	Royal Bank of Canada	1,700,534
4,459	Toronto-Dominion Bank[2]	292,421
		8,810,682
	CAYMAN ISLANDS — 0.6%
194,000	China Conch Venture Holdings Ltd.	423,147
148,500	CK Hutchison Holdings Ltd.	1,007,424
106,523	ENN Energy Holdings Ltd.	1,760,689
205,500	Kingboard Holdings Ltd.	779,307
204,000	Li Ning Co., Ltd.	1,899,463
61,300	Tencent Holdings Ltd.	2,774,754
453,000	WH Group Ltd.[3]	350,615
8,300	ZTO Express Cayman, Inc. - ADR	227,835
		9,223,234
	CHILE — 0.0%[1]
42,388	Enel Americas S.A. - ADR[2]	192,865
	CHINA — 0.5%
190,500	Anhui Conch Cement Co., Ltd. - Class H	826,755
29,831	China Construction Bank Corp. - ADR	398,841
175,500	China Merchants Bank Co., Ltd. - Class H	1,185,402

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
881,000	China Shenhua Energy Co., Ltd.	$2,526,956
2,324,000	Industrial & Commercial Bank of China Ltd. - Class H	1,386,612
43,200	Legend Holdings Corp. - Class H3	56,852
130,500	New China Life Insurance Co., Ltd. - Class H	367,261
		6,748,679
	CURACAO — 0.1%
36,991	Schlumberger Ltd.	1,322,798
	DENMARK — 0.4%
36	AP Moller - Maersk A/S - Class B	84,513
9,221	Coloplast A/S - Class B	1,053,589
5,130	Demant A/S*	192,844
35,408	Novo Nordisk A/S - ADR	3,945,513
7,059	Pandora A/S	448,476
		5,724,935
	FRANCE — 0.5%
7,922	Capgemini S.E.	1,366,229
72,412	Cie Generale des Etablissements Michelin SCA	1,977,642
114	Hermes International	128,299
542	L’Oreal S.A.	188,185
255	Pernod Ricard S.A.	47,143
28,279	Publicis Groupe S.A.	1,390,777
12,574	Thales S.A.	1,543,799
18,504	TotalEnergies SE - ADR	974,051
		7,616,125
	GERMANY — 0.2%
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,140,158
6,466	Rheinmetall A.G.	1,492,125
7,087	Siemens A.G.	728,519
		3,360,802
	GUERNSEY — 0.2%
44,301	Amdocs Ltd.	3,690,716
	HONG KONG — 0.2%
62,500	Beijing Enterprises Holdings Ltd.	222,216
382,000	China Merchants Port Holdings Co., Ltd.	650,614
106,800	China Taiping Insurance Holdings Co., Ltd.	131,917
142,000	Henderson Land Development Co., Ltd.	533,689
339,000	HKT Trust and HKT Ltd.[4]	455,292
64,500	Power Assets Holdings Ltd.	406,344

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG (Continued)
253,500	Sinotruk Hong Kong Ltd.	$356,784
75,000	Sun Hung Kai Properties Ltd.	888,005
		3,644,861
	INDIA — 0.2%
16,368	Dr Reddy’s Laboratories Ltd. - ADR	906,623
87,492	Infosys Ltd. - ADR[2]	1,619,477
		2,526,100
	IRELAND — 0.5%
12,083	Accenture PLC - Class A	3,354,845
6,164	Aon PLC - Class A	1,662,308
6,702	ICON PLC*	1,452,323
15,417	Johnson Controls International PLC	738,166
763	Linde PLC[2]	219,385
		7,427,027
	ISRAEL — 0.1%
2,131	Elbit Systems Ltd.[2]	488,724
8,283	Nice Ltd. - ADR* [2]	1,594,063
		2,082,787
	JAPAN — 1.1%
1,400	Bandai Namco Holdings, Inc.	98,830
14,700	Denso Corp.	775,902
28,600	ENEOS Holdings, Inc.	107,616
15,871	FUJIFILM Holdings Corp.	852,772
1,900	Hirose Electric Co., Ltd.	252,284
10,000	Itochu Corp.	269,780
2,800	Itochu Techno-Solutions Corp.	68,844
91,787	KDDI Corp.	2,894,445
5,000	Makita Corp.	123,933
8,400	MEIJI Holdings Co., Ltd.	412,758
5,261	Mitsubishi Electric Corp. - ADR	112,901
14,878	Mitsubishi UFJ Financial Group, Inc.	79,598
53,680	Mizuho Financial Group, Inc.	611,142
3,632	Nintendo Co., Ltd. - ADR	195,474
138,000	Nippon Steel Corp.	1,931,325
74,000	Nippon Telegraph & Telephone Corp.	2,126,255
52,019	Nippon Telegraph & Telephone Corp. - ADR[2]	1,496,587
5,800	Nissin Foods Holdings Co., Ltd.	400,613
40,000	Sekisui House Ltd.	702,214
34	Shin-Etsu Chemical Co., Ltd.	3,822
44,000	Shizuoka Bank Ltd.	264,918

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
23,700	Sumitomo Mitsui Financial Group, Inc.	$704,485
47,900	Tosoh Corp.	595,815
35,030	Toyota Motor Corp.	540,489
14,500	Trend Micro, Inc.	709,361
		16,332,163
	JERSEY — 0.2%
343,348	Glencore PLC	1,859,723
110,693	WPP PLC	1,118,137
		2,977,860
	NETHERLANDS — 0.5%
15,284	Airbus S.E.	1,494,926
117,397	CNH Industrial N.V.	1,357,738
111,896	Koninklijke Ahold Delhaize N.V.	2,912,543
16,113	Wolters Kluwer N.V.	1,561,640
		7,326,847
	NEW ZEALAND — 0.0%[1]
174,948	Spark New Zealand Ltd.	523,575
	NORWAY — 0.0%[1]
3,840	Yara International A.S.A.	160,900
	PHILIPPINES — 0.0%[1]
5,236	PLDT, Inc. - ADR[2]	159,279
	SINGAPORE — 0.2%
12,622	DBS Group Holdings Ltd.	270,078
6,072	DBS Group Holdings Ltd. - ADR	518,974
76,000	United Overseas Bank Ltd.	1,435,802
		2,224,854
	SOUTH KOREA — 0.0%[1]
11,178	POSCO - ADR	497,645
4,334	Woori Financial Group, Inc. - ADR [2]	122,565
		620,210
	SWEDEN — 0.0%[1]
5,731	Industrivarden A.B. - A Shares	129,560
4,787	L E Lundbergforetagen A.B. - B Shares	195,199
		324,759
	SWITZERLAND — 1.0%
880	Alcon, Inc.[2]	61,503
16	Chocoladefabriken Lindt & Spruengli A.G.	162,913

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
14,305	Cie Financiere Richemont S.A.	$1,538,691
1,255	EMS-Chemie Holding A.G.	936,608
6,065	Garmin Ltd.	595,886
336	Kuehne + Nagel International A.G.	79,834
7,504	Nestle S.A. - ADR	873,391
24,667	Novartis A.G.	2,091,284
4,401	Novartis A.G. - ADR	372,017
7,708	Roche Holding A.G.	2,576,783
6,279	Sonova Holding A.G.	2,006,653
2,911	Swisscom A.G.	1,610,134
91,646	UBS Group A.G.	1,481,616
227	Zurich Insurance Group A.G.	98,989
2,010	Zurich Insurance Group A.G. - ADR[2]	87,536
		14,573,838
	TAIWAN — 0.7%
80,891	Chunghwa Telecom Co., Ltd. - ADR	3,336,754
24,000	Taiwan Semiconductor Manufacturing Co., Ltd.	384,632
75,586	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	6,179,155
66,650	United Microelectronics Corp. - ADR[2]	451,221
		10,351,762
	UNITED KINGDOM — 0.7%
60,937	Anglo American PLC	2,178,411
20,245	AstraZeneca PLC	2,670,757
1	AstraZeneca PLC - ADR	66
159,838	BAE Systems PLC	1,618,199
44,859	British American Tobacco PLC	1,922,848
5,848	Burberry Group PLC	117,320
51,795	J Sainsbury PLC	128,900
12,824	London Stock Exchange Group PLC	1,196,629
5,302	RELX PLC	143,957
35,809	Standard Chartered PLC	270,336
		10,247,423
	UNITED STATES — 11.7%
7,272	Adtalem Global Education, Inc.* [2]	261,574
12,168	Aflac, Inc.	673,255
796	Allstate Corp.	100,877
2,379	Alphabet, Inc. - Class A*	5,184,460
2,496	Alphabet, Inc. - Class C*	5,459,875
880	Amazon.com, Inc.*	93,465
540	AMERCO[2]	258,244

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
7,842	American Electric Power Co., Inc.	$752,361
12,970	American Express Co.	1,797,901
12,286	Analog Devices, Inc.	1,794,862
76,194	Apple, Inc.	10,417,244
29,330	Ares Management Corp. - Class A	1,667,704
9,598	Arthur J. Gallagher & Co.	1,564,858
417	Atmos Energy Corp.	46,746
18,892	Avangrid, Inc.[2]	871,299
6,902	Baxter International, Inc.	443,315
711	Becton, Dickinson and Co.	175,283
3,404	Berkshire Hathaway, Inc.*	929,360
1,736	Bio-Rad Laboratories, Inc. - Class A*	859,320
16,285	Blackstone Group, Inc. - Class A	1,485,681
67,593	Brixmor Property Group, Inc. - REIT	1,366,055
9,682	Cadence Bank	227,333
8,822	CDW Corp.	1,389,994
26,319	Charles Schwab Corp.	1,662,834
2,871	Chemed Corp.	1,347,619
8,124	Church & Dwight Co., Inc.	752,770
56,026	Ciena Corp.*	2,560,388
28,313	Cisco Systems, Inc.	1,207,266
5,859	CNX Resources Corp.*	96,439
2,337	Coca-Cola Co.	147,021
20,458	Cognizant Technology Solutions Corp. - Class A	1,380,710
3,107	Consolidated Edison, Inc.	295,476
3,127	Constellation Energy Corp.	179,052
2,941	Corteva, Inc.	159,226
4,979	Costco Wholesale Corp.	2,386,335
49,090	Coterra Energy, Inc.[2]	1,266,031
24,020	Dolby Laboratories, Inc. - Class A	1,718,871
883	DT Midstream, Inc.	43,285
1,766	DTE Energy Co.	223,841
2,136	Duke Energy Corp.	229,001
11,578	Electronic Arts, Inc.	1,408,464
13,214	Elevance Health, Inc.	6,376,812
17,444	Eli Lilly & Co.	5,655,868
142	Embecta Corp.*	3,595
9,381	Exelon Corp.	425,147
4,786	Expeditors International of Washington, Inc.	466,444
5,145	First Financial Bankshares, Inc.[2]	202,044
2,407	First Financial Corp.	107,112

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
8,345	FleetCor Technologies, Inc.*	$1,753,368
49,828	Flowers Foods, Inc.	1,311,473
7,350	Gartner, Inc.*	1,777,451
8,629	Gilead Sciences, Inc.	533,358
24,727	GoDaddy, Inc.*	1,720,010
1,395	Hanover Insurance Group, Inc.	204,019
2,212	Home Depot, Inc.	606,685
65,497	Hormel Foods Corp.	3,101,938
6,258	Humana, Inc.	2,929,182
10,695	Incyte Corp.*	812,499
37,566	Intel Corp.	1,405,344
21,650	JM Smucker Co.	2,771,416
9,344	Johnson & Johnson	1,658,653
5,122	Juniper Networks, Inc.	145,977
4,392	Kellogg Co.	313,325
16,071	Kroger Co.	760,640
6,559	L3Harris Technologies, Inc.	1,585,310
12,408	Lancaster Colony Corp.[2]	1,597,902
9,155	Lowe’s Cos., Inc.	1,599,104
14,608	LPL Financial Holdings, Inc.[2]	2,694,884
7,391	Mastercard, Inc. - Class A	2,331,713
842	McCormick & Co., Inc.	70,097
7,071	McDonald’s Corp.	1,745,688
8,947	Merck & Co., Inc.	815,698
48,681	Microsoft Corp.	12,502,741
3,460	Mondelez International, Inc. - Class A	214,831
375	Monster Beverage Corp.*	34,763
1,078	Morningstar, Inc.	260,693
2,858	Motorola Solutions, Inc.	599,037
20,610	NetApp, Inc.	1,344,596
20,836	Newmont Corp.	1,243,284
844	NextEra Energy, Inc.	65,376
1,378	NIKE, Inc. - Class B	140,832
432	NVIDIA Corp.	65,487
38	NVR, Inc.*	152,157
1,256	Old Dominion Freight Line, Inc.	321,888
20,468	Omnicom Group, Inc.	1,301,969
318	ONE Gas, Inc.	25,818
3,124	Palo Alto Networks, Inc.*	1,543,069
6,841	PepsiCo, Inc.	1,140,121
104,014	Pfizer, Inc.	5,453,454

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
21,011	Philip Morris International, Inc.	$2,074,626
2,540	Premier, Inc. - Class A	90,627
11,943	Procter & Gamble Co.	1,717,284
19,300	Progressive Corp.	2,244,011
28,827	Public Service Enterprise Group, Inc.	1,824,173
1,306	Public Storage - REIT	408,347
15,847	Raymond James Financial, Inc.	1,416,880
10,706	Republic Services, Inc.	1,401,094
2,143	ResMed, Inc.	449,237
3,545	Royal Gold, Inc.	378,535
12,632	Sanderson Farms, Inc.	2,722,575
45,878	Schneider National, Inc. - Class B	1,026,750
5,344	Stryker Corp.	1,063,082
7,363	Synopsys, Inc.*	2,236,143
394	Target Corp.	55,645
1,103	Tesla, Inc.*	742,782
1,869	Texas Instruments, Inc.	287,172
10,664	TJX Cos., Inc.	595,584
12,875	T-Mobile US, Inc.*	1,732,203
11,510	Tootsie Roll Industries, Inc.[2]	406,879
3,505	Tradeweb Markets, Inc. - Class A	239,216
31,419	Trustmark Corp.[2]	917,121
3,667	Ulta Beauty, Inc.*	1,413,555
6,675	UnitedHealth Group, Inc.	3,428,480
34,753	Verizon Communications, Inc.	1,763,715
8,701	Vertex Pharmaceuticals, Inc.*	2,451,855
17,784	Visa, Inc. - Class A2	3,501,492
30,134	Walmart, Inc.	3,663,692
1,237	Watsco, Inc.[2]	295,420
2,132	WEC Energy Group, Inc.	214,564
13,903	Wells Fargo & Co.	544,581
18,016	Welltower, Inc. - REIT	1,483,618
34,736	Werner Enterprises, Inc.	1,338,725
41,061	WillScot Mobile Mini Holdings Corp.* [2]	1,331,198
		174,239,428
	TOTAL COMMON STOCKS
	(Cost $246,859,122)	310,712,507

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUND — 9.1%
1,433,811	iShares Edge MSCI Min Vol Global ETF[2]	$135,495,139
	TOTAL EXCHANGE-TRADED FUND
	(Cost $118,764,472)	135,495,139

	OPEN-END MUTUAL FUNDS — 49.2%
2,712,385	AQR Large Cap Defensive Style Fund - Class R6	70,820,373
3,242,774	Baillie Gifford Emerging Markets Equities Fund - Class K	59,537,332
4,477,356	GMO Emerging Markets Fund - Class VI	109,426,573
4,032,498	GMO Equity Dislocation Investment Fund - Class A* [5]	87,666,513
16,153,590	GMO Quality Fund - Class VI6 7	405,132,028
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $702,606,167)	732,582,819

	PREFERRED STOCKS — 0.1%
	BRAZIL — 0.1%
416,500	Banco Bradesco S.A.	1,368,849
	GERMANY — 0.0%[1]
1,239	Porsche Automobil Holding S.E.	82,407
	TOTAL PREFERRED STOCKS
	(Cost $1,684,364)	1,451,256

	PRIVATE FUNDS[8] — 13.4%
	Bridgewater All Weather China, Ltd.[9]	63,330,110
	RIEF Strategic Partners Fund LLC[10]	136,226,964
	TOTAL PRIVATE FUNDS
	(Cost $186,362,244)	199,557,074

	SHORT-TERM INVESTMENTS — 7.7%
	COLLATERAL INVESTMENTS FOR SECURITIES ON LOAN — 0.9%
	Collateral Investments	14,173,845
	MONEY MARKET FUNDS — 6.8%
101,152,914	JPMorgan Prime Money Market Fund - Institutional Shares, 1.44%[11]	101,163,030
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $115,330,910)	115,336,875

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS — 100.3%
	(Cost $1,371,607,279)	1,495,135,670
	Liabilities in excess of other assets — (0.3)%	(5,020,153)
	TOTAL NET ASSETS — 100.0%	$1,490,115,517

*	Non-income producing security.
1	Rounds to less than 0.05%.
2	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $31,114,094.
3	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
4	Comprised of securities in separate entities or units of stapled securities that must be traded together.
5	Domiciled in Ireland.
6	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.
7	Global equity fund
8	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
9	The investment was acquired on 3/1/2021. The cost is $64,000,000.
10	The investment was acquired on 7/2/2018. The cost is $122,362,244.
11	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LLC – Limited Liability Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 80.3%
	ALABAMA — 1.3%
	Black Belt Energy Gas District
$1,000,000	4.00%, 10/1/2049, Call 07/1/2026[1]	1,013,492
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	2,029,745
500,000	1.56% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[2]	500,665
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	523,568
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[3]	1,134,477
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,602,020
1,710,000	Southeast Alabama Gas Supply District, 1.56% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[2]	1,685,329
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,083,938
		11,573,234
	ARIZONA — 1.4%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 02/1/2023	506,425
	Arizona Industrial Development Authority
985,000	4.00%, 03/1/2027[4]	968,937
600,000	4.00%, 07/1/2041, Call 07/1/2026	527,296
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	513,104
350,000	4.00%, 07/1/2061, Call 07/1/2026	275,827
213,315	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	164,253
1,250,000	City of Peoria , 3.00%, 07/15/2033, Call 07/15/2031	1,211,325
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	672,528
645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	675,217
500,000	Industrial Development Authority of the County of Pima, 6.75%, 03/1/2034, Call 03/1/2024	505,930
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[4]	340,025
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	992,750
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	120,350
500,000	Maricopa County Pollution Control Corp., 2.40%, 06/1/2035, Call 12/1/2031	388,991

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$1,000,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 01/1/2032	$1,171,076
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,155,857
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	806,520
		11,996,411
	ARKANSAS — 0.2%
1,800,000	Arkansas Development Finance Authority, 4.50%, 09/1/2049, Call 09/1/20263 4	1,739,636
	CALIFORNIA — 7.0%
640,000	Anaheim Public Financing Authority, 5.00%, 05/1/2046, Call 05/1/2024	674,376
1,000,000	Bay Area Toll Authority, 2.16% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[2]	1,007,891
500,000	California Community Choice Financing Authority, 4.00%, 02/1/2052, Call 05/1/2031[1]	500,014
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	82,164
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	160,951
1,000,000	4.00%, 05/15/2046, Call 05/15/2032	947,558
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,131,444
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 10/1/2022	898,874
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,049,198
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	48,424
850,000	5.00%, 06/1/2046, Call 06/1/2026	863,045
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[3]	913,485
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 01/1/20233 4	1,003,533
	California School Finance Authority
50,000	5.00%, 08/1/2036, Call 08/1/2025[4]	54,170
650,000	5.00%, 08/1/2036, Call 08/1/2025[4]	668,291
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,253,714
100,000	5.00%, 08/1/2041, Call 08/1/2025[4]	108,340
900,000	5.00%, 08/1/2041, Call 08/1/2025[4]	921,950
500,000	5.00%, 10/1/2042, Call 10/1/2022[4]	501,232
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	358,385
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,047,864
	California Statewide Communities Development Authority
850,000	5.25%, 10/1/2043, Call 10/1/2024	908,846
1,500,000	5.25%, 12/1/2044, Call 12/1/2024	1,507,024
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,012,068

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[3]	$651,416
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	205,044
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	511,406
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	955,338
1,500,000	City of Los Angeles Department of Airports, 5.00%, 05/15/2034, Call 05/15/2028[3]	1,607,222
1,895,000	Coachella Valley Water District, 5.00%, 08/1/2051, Call 08/1/2031	2,103,883
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	642,740
1,000,000	Fontana Unified School District, BAM, 3.00%, 08/1/2041, Call 08/1/2028	833,835
	Foothill-Eastern Transportation Corridor Agency
1,250,000	4.00%, 01/15/2043, Call 01/15/2031	1,160,176
1,000,000	4.00%, 01/15/2046, Call 01/15/2031	923,050
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,202,177
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,033,610
5,000,000	Golden State Tobacco Securitization Corp., 0.00%, 06/1/2066, Call 12/1/2031	492,208
1,000,000	Hayward Unified School District, BAM, 4.00%, 08/1/2040, Call 08/1/2028	995,006
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	987,923
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,050,887
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,002,264
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 08/8/2022	501,427
1,000,000	Mendocino Unified School District, 4.00%, 08/1/2049, Call 08/1/2028	961,177
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	373,611
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	240,375
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,367,123
1,000,000	Peralta Community College District, 4.00%, 08/1/2039, Call 08/1/2025	967,672
1,000,000	Perris Union High School District, 3.00%, 09/1/2037, Call 09/1/2029	877,113
1,510,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	1,627,885
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,035,256
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	730,974
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,794,917
1,660,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,696,626
1,000,000	San Francisco City & County Airport Commission-San Francisco International Airport, 5.00%, 05/1/2039, Call 05/1/20293	1,053,740
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,251,739

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	$284,610
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,018,478
	Santa Ana Financing Authority, NATL-RE
320,000	6.25%, 07/1/2024	334,155
320,000	6.25%, 07/1/2024	333,484
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,007,075
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	606,207
1,390,000	5.00%, 11/1/2033	1,493,727
1,155,000	State of California, 5.00%, 12/1/2028	1,325,195
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,006,216
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	104,943
		61,974,751
	COLORADO — 4.0%
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	494,270
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	604,194
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,048,972
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	638,115
500,000	5.00%, 12/1/2043, Call 12/1/2023	483,566
2,000,000	City & County of Denver Airport System Revenue, 5.25%, 12/1/2043, Call 12/1/2028[3]	2,115,430
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	520,507
550,000	4.75%, 04/1/2030, Call 08/8/2022	550,405
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,083,109
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	460,174
500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	424,377
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	103,287
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,097,561
500,000	4.00%, 10/1/2039, Call 10/1/2024	487,892
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	516,715
500,000	5.00%, 06/1/2036, Call 06/1/2027	557,603

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$500,000	8.00%, 08/1/2043, Call 02/1/2024	$509,359
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,038,356
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,794,561
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	462,394
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	513,469
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,484,663
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	481,694
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	354,602
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,210,725
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,012,658
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	755,183
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,953,705
3,755	Mount Carbon Metropolitan District, 7.00%, 06/1/2043, Call 08/8/2022	3,264
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,057,859
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	984,567
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	456,649
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,319,444
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	132,776
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	965,032
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	574,236
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,075,822
		35,327,195
	CONNECTICUT — 1.0%
1,685,000	City of Bridgeport , 5.00%, 06/1/2029	1,900,470
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 08/8/2022[3]	495,570
	Connecticut State Health & Educational Facilities Authority
375,000	5.00%, 06/1/2033, Call 06/1/2030	410,285
1,500,000	4.00%, 07/1/2042, Call 07/1/2032	1,336,540
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,030,942
	State of Connecticut Special Tax Revenue
1,350,000	4.00%, 05/1/2036, Call 05/1/2030	1,358,132
1,500,000	4.00%, 11/1/2039, Call 11/1/2031	1,498,375
1,250,000	State of Connecticut Special Tax Revenue, AGM, 4.00%, 05/1/2038, Call 05/1/2031	1,267,548
		9,297,862

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DELAWARE — 0.4%
	Delaware River & Bay Authority
$300,000	5.00%, 01/1/2035, Call 01/1/2032	$337,176
375,000	5.00%, 01/1/2036, Call 01/1/2032	419,971
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	1,050,029
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,539,550
		3,346,726
	DISTRICT OF COLUMBIA — 1.6%
	District of Columbia
1,000,000	4.00%, 04/1/2033, Call 04/1/2026	1,062,351
1,500,000	5.00%, 06/1/2041, Call 06/1/2026	1,589,332
	Metropolitan Washington Airports Authority
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[3]	1,509,863
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[3]	1,902,682
655,000	5.00%, 10/1/2044, Call 10/1/2024[3]	673,260
500,000	Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/1/2046, Call 10/1/2031[3]	532,889
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	726,342
615,000	6.50%, 10/1/2041, Call 10/1/2026	720,958
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	1,907,450
2,000,000	4.00%, 10/1/2049, Call 10/1/2029	1,889,460
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	502,336
875,000	4.00%, 10/1/2036, Call 10/1/2030	872,373
		13,889,296
	FLORIDA — 5.6%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,363,434
790,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	794,652
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	94,300
	Capital Trust Agency, Inc.
400,000	4.38%, 06/15/2027[4]	398,340
645,000	5.35%, 07/1/2029, Call 08/8/2022	645,705
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	90,796
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	507,646
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	543,122
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,480,494

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	$598,058
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	497,308
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	504,091
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[3]	1,037,682
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,522,017
500,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2049, Call 10/1/2029[3]	518,946
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[4]	167,521
1,325,000	County of Palm Beach FL Airport System Revenue, 5.00%, 10/1/2023[3]	1,369,236
500,000	County of St. Lucie, 0.70%, 09/1/2028, Call 07/7/2022[1]	500,000
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	763,560
500,000	8.50%, 06/15/2044, Call 06/15/2023	531,131
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	854,198
1,710,000	6.50%, 01/1/2049, Call 08/8/2022[1] 3 4	1,637,716
3,000,000	7.38%, 01/1/2049, Call 01/1/20243 4	3,003,509
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	482,619
1,250,000	Florida Municipal Power Agency, 5.00%, 10/1/2027	1,390,653
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,005,030
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	500,980
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/15/2023[3]	1,004,872
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[3]	1,720,350
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,088,068
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[3]	2,102,370
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,164,178
	Lake Ashton Community Development District
65,000	5.00%, 05/1/2025	65,823
390,000	5.00%, 05/1/2037, Call 05/1/2025	385,628
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,685,907
	Lee County Industrial Development Authority
100,000	5.75%, 06/15/2042, Call 08/8/2022	100,032
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	2,008,434
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	995,506
870,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	873,077
385,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 05/1/2023	369,045

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 11/15/2024	$1,016,890
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	644,476
320,000	5.25%, 09/15/2044, Call 09/15/2024	326,626
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	106,195
500,000	Palm Beach County Health Facilities Authority, 5.00%, 11/1/2043, Call 11/1/2022	500,375
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	736,323
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,632,300
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	102,107
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,100,407
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	136,611
490,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	490,231
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	848,763
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,099,634
875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	761,709
		49,868,681
	GEORGIA — 2.2%
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,068,852
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	968,866
	Burke County Development Authority
500,000	2.25%, 10/1/2032[1]	496,978
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	924,521
1,000,000	3.00%, 11/1/2045[1]	1,002,256
500,000	Development Authority of Burke County, 2.20%, 10/1/2032, Call 11/19/2026	465,578
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	528,067
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	1,034,189
500,000	George L Smith II Congress Center Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	429,659
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,149,009
1,000,000	Georgia State Road & Tollway Authority, 5.00%, 06/1/2032, Call 06/1/2030	1,137,159
395,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	393,110
	Main Street Natural Gas, Inc.

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$1,100,000	4.00%, 12/1/2026	$1,118,604
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,545,297
1,350,000	4.00%, 07/1/2052, Call 06/1/2027[1]	1,384,790
1,500,000	4.00%, 08/1/2052, Call 05/1/20271 4	1,475,969
200,000	Municipal Electric Authority of Georgia, 5.00%, 01/1/2056, Call 01/1/2030	205,921
1,000,000	Municipal Electric Authority of Georgia, AGM, 4.00%, 01/1/2044, Call 07/1/2028	980,390
	Private Colleges & Universities Authority
1,325,000	5.00%, 04/1/2044, Call 04/1/2024	1,394,041
1,000,000	5.25%, 10/1/2051, Call 10/1/2032	1,071,358
1,000,000	State of Georgia, 4.00%, 07/1/2036, Call 07/1/2028	1,037,018
		19,811,632
	GUAM — 0.4%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	516,576
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,024,538
1,500,000	Guam Power Authority, AGM, 5.00%, 10/1/2022	1,512,401
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	221,434
		3,274,949
	HAWAII — 0.2%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 08/8/2022	500,485
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[3]	1,039,245
		1,539,730
	IDAHO — 0.2%
300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 07/1/2024[4]	300,546
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	399,456
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	441,762
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	599,925
		1,741,689
	ILLINOIS — 11.1%
	Chicago Board of Education
1,000,000	0.00%, 12/1/2022	989,903
100,000	5.75%, 04/1/2034, Call 04/1/2027	105,345
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,072,421
180,000	5.00%, 04/1/2037, Call 04/1/2027	182,538
500,000	5.00%, 04/1/2038, Call 04/1/2028	507,230
500,000	5.25%, 12/1/2039, Call 12/1/2024	510,208
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	1,020,918

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$575,000	5.00%, 12/1/2042, Call 12/1/2022	$575,063
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,113,747
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,161,469
	Chicago O’Hare International Airport
1,000,000	3.88%, 01/1/2032, Call 08/8/2022	1,006,076
500,000	5.00%, 07/1/2033, Call 07/1/2028[3]	521,664
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,551,211
680,000	Chicago Park District, 5.00%, 11/15/2024	715,760
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,598,407
1,500,000	Chicago Transit Authority Sales Tax Receipts Fund, 5.25%, 12/1/2049, Call 12/1/2024	1,543,844
	City of Chicago
800,000	4.84%, 04/15/2028, Call 01/16/2023[4]	806,389
1,000,000	5.50%, 01/1/2033, Call 01/1/2025	1,033,603
1,500,000	5.00%, 01/1/2034, Call 01/1/2031	1,557,327
1,250,000	4.00%, 01/1/2036, Call 01/1/2031	1,189,020
880,000	6.00%, 01/1/2038, Call 01/1/2027	945,427
500,000	5.50%, 01/1/2040, Call 01/1/2025	515,144
1,000,000	City of Chicago , 5.00%, 01/1/2027	1,058,373
1,000,000	City of Chicago IL Waterworks Revenue, 5.00%, 11/1/2031, Call 11/1/2024	1,028,995
	City of Chicago Wastewater Transmission Revenue
1,960,000	5.00%, 01/1/2028, Call 08/8/2022	1,962,809
665,000	5.00%, 01/1/2034, Call 01/1/2025	691,128
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	3,043,435
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,048,659
1,270,000	County of Cook, 5.00%, 11/15/2032, Call 11/15/2030	1,404,066
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,314,425
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,067,453
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,039,468
570,000	3.90%, 11/1/2036, Call 11/1/2027	581,875
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	744,299
425,000	5.00%, 08/1/2027	455,429
500,000	5.00%, 08/1/2028, Call 08/1/2027	531,773
600,000	5.75%, 10/1/2032, Call 10/1/2022	601,196
670,000	5.00%, 03/1/2033, Call 03/1/2027	703,792
315,000	5.00%, 02/15/2034, Call 02/15/2027	335,974
500,000	5.00%, 03/1/2034, Call 03/1/2027	523,247

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$2,000,000	4.00%, 07/1/2034, Call 01/1/2026	$2,039,933
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,320,386
225,000	5.00%, 02/15/2037, Call 08/15/2027	221,325
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,714,533
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	989,225
550,000	5.00%, 09/1/2042, Call 09/1/2024	584,184
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	877,514
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,955,505
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	1,988,972
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,015,628
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,001,406
1,000,000	Illinois Municipal Electric Agency, 4.00%, 02/1/2034, Call 08/1/2025	989,534
1,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 06/15/2024	1,042,911
	Illinois State Toll Highway Authority
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,091,508
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,622,971
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,108,514
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	983,381
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2042, Call 12/15/2031	448,253
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,369,020
530,000	5.00%, 06/15/2057, Call 12/15/2027	533,699
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	768,203
3,300,000	0.00%, 12/15/2030	2,362,404
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,068,386
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	500,813
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,012,369
	Sales Tax Securitization Corp.
735,000	5.00%, 01/1/2028	807,780
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,148,473
500,000	4.00%, 01/1/2038, Call 01/1/2030	483,132
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	772,363
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,067,792
	State of Illinois
1,000,000	5.00%, 03/1/2023	1,016,857

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	5.00%, 02/1/2025	$1,050,069
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,538,970
1,000,000	5.00%, 11/1/2026	1,071,340
1,000,000	5.00%, 10/1/2031, Call 10/1/2030	1,073,855
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,818,661
660,000	5.00%, 03/1/2036, Call 03/1/2031	695,339
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	978,222
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,515,977
1,000,000	5.50%, 03/1/2042, Call 03/1/2032	1,087,354
500,000	5.00%, 03/1/2046, Call 03/1/2031	513,758
1,000,000	State of Illinois Sales Tax Revenue, 5.00%, 06/15/2030	1,088,317
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,047,474
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,449,494
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	555,764
1,415,000	Village of Brookfield, 0.90%, 06/1/2038, Call 07/7/2022[1]	1,415,000
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,012,619
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	400,876
250,000	0.00%, 01/1/2032	173,733
750,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	671,583
		98,424,489
	INDIANA — 1.4%
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,418,883
	Indiana Finance Authority
1,000,000	3.00%, 11/1/2030	906,610
1,000,000	3.00%, 11/1/2030	906,611
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,009,016
3,360,000	Indianapolis Local Public Improvement Bond Bank, 4.00%, 01/1/2041, Call 01/1/2031	3,382,804
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,082,506
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[3]	512,111
		12,218,541
	IOWA — 0.4%
	Iowa Finance Authority
1,520,000	4.75%, 08/1/2042, Call 08/8/2022	1,464,688
1,000,000	5.00%, 12/1/2050, Call 12/1/2029	1,015,367

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IOWA (Continued)
$4,655,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	$477,173
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	525,147
		3,482,375
	KENTUCKY — 0.8%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	207,500
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,129,306
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,368,758
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	837,756
2,600,000	Kentucky Public Energy Authority, 4.00%, 01/1/2049, Call 10/1/2024[1]	2,631,811
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,100,010
		7,275,141
	LOUISIANA — 1.4%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,174,197
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,627,079
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,250,108
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,073,068
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 12/15/2023	511,414
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,030,152
885,000	6.50%, 07/1/2036, Call 07/1/20233 [4]	897,050
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,444,210
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	543,004
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[3]	1,538,703
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[3]	1,335,196
		12,424,181
	MAINE — 0.8%
	Maine Health & Higher Educational Facilities Authority
1,000,000	5.00%, 07/1/2028, Call 07/1/2027	1,096,069
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,709,196
700,000	5.00%, 07/1/2035, Call 07/1/2027	740,828
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	500,621
500,000	4.00%, 07/1/2039, Call 07/1/2031	492,817

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MAINE (Continued)
$1,510,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	$1,681,566
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 08/8/2022[3]	499,990
		6,721,087
	MARYLAND — 1.4%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,682,075
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,370,300
1,330,000	County of Prince George’s, 7.00%, 08/1/2048, Call 11/1/2026	1,432,051
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,647,139
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[3]	1,031,008
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,741,599
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,021,148
500,000	5.00%, 07/1/2045, Call 07/1/2025	504,430
340,000	Maryland Stadium Authority, 5.00%, 05/1/2047, Call 05/1/2028	385,465
		12,815,215
	MASSACHUSETTS — 0.4%
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	119,454
1,000,000	Commonwealth of Massachusetts Transportation Fund Revenue, 5.00%, 06/1/2049, Call 06/1/2029	1,087,289
1,000,000	Massachusetts Development Finance Agency, 4.00%, 07/1/2044, Call 01/1/2029	898,516
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[3]	1,088,885
200,000	4.25%, 07/1/2046, Call 07/1/2026[3]	201,618
		3,395,762
	MICHIGAN — 2.3%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	523,365
685,000	Grand Rapids Public Schools, AGM, 5.00%, 05/1/2024	721,161
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,065,415
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 08/8/2022	241,827
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,189,396
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,610,239
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,046,581
500,000	5.00%, 07/1/2035, Call 07/1/2025	522,711
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,371,497
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,011,712

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$1,000,000	5.00%, 11/15/2041, Call 11/15/2026	$1,042,240
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,500,057
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	950,679
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,191,265
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 08/8/2022	250,057
925,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2045, Call 11/15/2030	906,971
500,000	Summit Academy, 6.38%, 11/1/2035, Call 08/8/2022	500,017
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,583,673
		20,228,863
	MINNESOTA — 0.2%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	254,139
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	70,359
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,718,296
		2,042,794
	MISSISSIPPI — 0.1%
500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 3 4	499,279
	MISSOURI — 1.0%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	63,546
780,000	City of Kansas City, 5.00%, 09/1/2027	864,563
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	671,537
685,000	5.00%, 01/1/2032, Call 01/1/2028	762,195
350,000	5.00%, 01/1/2034, Call 01/1/2028	387,581
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	660,830
445,000	5.00%, 10/1/2047, Call 10/1/2027	456,952
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,039,454
350,000	4.00%, 11/15/2049, Call 11/15/2027	322,087
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[3]	1,033,411
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[3]	1,071,831
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,505,592
		8,839,579

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEBRASKA — 0.2%
$1,000,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	$1,056,120
925,000	Omaha Public Power District, 4.00%, 02/1/2039, Call 08/1/2024	926,101
		1,982,221
	NEVADA — 1.3%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	250,541
800,000	Clark County School District, AGM, 5.00%, 06/15/2031, Call 06/15/2030	912,799
	County of Clark
500,000	2.10%, 06/1/2031	413,404
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,639,648
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,014,257
1,000,000	Las Vegas Convention & Visitors Authority, 5.00%, 07/1/2043, Call 07/1/2028	1,082,551
	Las Vegas Valley Water District
2,025,000	5.00%, 06/1/2039, Call 12/1/2024	2,133,179
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,146,383
1,000,000	State of Nevada, 4.00%, 05/1/2033, Call 05/1/2031	1,065,341
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	601,164
		11,259,267
	NEW HAMPSHIRE — 0.2%
482,935	New Hampshire Business Finance Authority, 4.13%, 01/20/2034	475,426
	New Hampshire Health and Education Facilities Authority Act
1,120,000	5.00%, 07/1/2037, Call 07/1/2027	1,162,680
215,000	5.00%, 08/1/2037, Call 02/1/2028	225,130
		1,863,236
	NEW JERSEY — 2.8%
	New Jersey Economic Development Authority
325,000	5.13%, 09/15/2023, Call 08/20/2022[3]	327,127
890,000	3.13%, 07/1/2029, Call 07/1/2027	843,942
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	956,905
100,000	5.00%, 07/15/2032, Call 07/15/2027	103,308
500,000	5.00%, 07/1/2033, Call 07/1/2027	524,928
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	285,420
880,000	5.00%, 06/15/2036, Call 12/15/2026	915,370
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	355,860
1,000,000	New Jersey Economic Development Authority, AMBAC, 5.50%, 09/1/2024	1,060,017
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,035,672
	New Jersey Health Care Facilities Financing Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$1,000,000	5.25%, 07/1/2035, Call 07/1/2023	$1,024,903
500,000	5.75%, 07/1/2037, Call 08/8/2022	500,541
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,200,718
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[3]	544,757
855,000	4.25%, 12/1/2047, Call 12/1/2026[3]	866,872
3,690,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[3]	3,708,306
	New Jersey Transportation Trust Fund Authority
1,800,000	0.00%, 12/15/2030	1,285,388
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	1,946,958
500,000	5.00%, 06/15/2040, Call 12/15/2030	528,705
500,000	4.00%, 06/15/2042, Call 06/15/2032	472,083
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,104,542
805,000	5.00%, 06/15/2044, Call 06/15/2024	816,620
1,050,000	5.00%, 06/15/2044, Call 12/15/2028	1,089,249
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[3]	1,043,039
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,692,246
		25,233,476
	NEW MEXICO — 0.2%
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	804,294
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	984,887
		1,789,181
	NEW YORK — 4.9%
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	445,941
1,035,000	City of Long Beach , 5.00%, 09/1/2027	1,108,082
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	1,010,370
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	1,042,617
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	784,760
	Metropolitan Transportation Authority
1,000,000	5.25%, 11/15/2031, Call 11/15/2025	1,051,451
2,000,000	5.00%, 11/15/2033, Call 05/15/2028	2,099,596
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	663,449
1,000,000	New York City Municipal Water Finance Authority, 5.00%, 06/15/2050, Call 12/15/2030	1,087,846
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,520,000	4.00%, 05/1/2039, Call 11/1/2030	1,518,385
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	991,280
2,025,000	New York City Water & Sewer System, 5.00%, 06/15/2048, Call 12/15/2027	2,175,308

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$615,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	$632,972
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,123,642
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,017,705
730,000	3.00%, 02/15/2042, Call 02/15/2030	580,089
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	976,261
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,512,047
1,000,000	New York Power Authority, 4.00%, 11/15/2050, Call 05/15/2030	964,562
1,000,000	New York Power Authority, AGM, 4.00%, 11/15/2047, Call 11/15/2031	979,861
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	810,982
1,500,000	5.00%, 03/15/2041, Call 03/15/2029	1,603,124
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,035,337
500,000	4.00%, 07/1/2048, Call 07/1/2031	461,970
1,000,000	New York Transportation Development Corp., 5.25%, 01/1/2050, Call 07/1/2024[3]	1,025,300
1,000,000	New York Transportation Development Corp., AGM, 4.00%, 07/1/2037, Call 07/1/2024[3]	973,956
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	241,098
500,000	5.00%, 07/1/2045, Call 07/1/2025	511,001
1,200,000	Onondaga County Trust for Cultural Resources, 5.00%, 12/1/2045, Call 12/1/2029	1,287,448
	Port Authority of New York & New Jersey
2,000,000	5.00%, 09/1/2032, Call 09/1/2024[3]	2,062,644
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	4,779,534
1,145,000	Town of Oyster Bay NY, AGM, 4.00%, 03/1/2025	1,189,904
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025	1,589,755
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	958,226
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	765,720
810,000	Western Nassau County Water Authority, 4.00%, 04/1/2051, Call 04/1/2031	780,871
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	274,307
		43,117,401
	NORTH CAROLINA — 0.4%
	North Carolina Medical Care Commission
2,000,000	5.00%, 12/1/2033, Call 12/1/2022	2,020,753
715,000	4.00%, 09/1/2046, Call 09/1/2028	648,910
1,000,000	North Carolina Municipal Power Agency No. 1, 5.00%, 01/1/2025	1,063,403
		3,733,066

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NORTH DAKOTA — 0.4%
$1,000,000	City of Grand Forks, 4.00%, 12/1/2036, Call 12/1/2031	$939,519
500,000	County of Burleigh, 4.38%, 04/15/2026	496,621
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	2,020,339
		3,456,479
	OHIO — 1.3%
830,000	City of Akron, 5.00%, 12/1/2026	869,330
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	941,586
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	726,958
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,156,609
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	2,081,629
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	506,425
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,497,979
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,638,385
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,006,927
		11,425,828
	OKLAHOMA — 0.7%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	996,178
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,083,603
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,059,494
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[3]	1,041,333
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	1,891,097
		6,071,705
	OREGON — 0.5%
1,425,000	County of Clackamas, 3.00%, 06/1/2028, Call 08/8/2022	1,425,078
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	967,612
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,018,131
45,000	5.00%, 10/1/2046, Call 10/1/2026	49,634
720,000	5.00%, 10/1/2046, Call 10/1/2026	736,344
450,000	Port of Portland Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030	443,803
		4,640,602
	PENNSYLVANIA — 3.2%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	306,994

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	$97,028
250,000	Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 05/1/2042, Call 05/1/2032	262,085
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	103,578
780,000	5.38%, 10/15/2042, Call 10/15/2022	782,257
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[3]	950,756
105,000	Coatesville School District, AGM SAW, 5.00%, 08/1/2022	105,285
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	1,963,247
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,074,071
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	377,557
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	275,589
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	684,526
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,595,545
	Pennsylvania Economic Development Financing Authority
250,000	6.40%, 12/1/2038, Call 09/1/2025[5]	140,312
300,000	10.00%, 12/1/2040, Call 06/1/2030[4]	277,570
300,000	10.00%, 12/1/2040, Call 06/1/20303 4	277,570
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	937,469
	Pennsylvania Higher Educational Facilities Authority
1,000,000	5.00%, 08/15/2027	1,120,530
1,000,000	4.00%, 08/15/2049, Call 08/15/2029	962,698
	Pennsylvania Turnpike Commission
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,133,684
500,000	5.00%, 12/1/2041, Call 06/1/2026	524,435
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,055,295
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	937,199
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,058,177
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	873,693
500,000	8.00%, 01/1/2033, Call 01/1/2023	515,095
500,000	6.88%, 06/15/2033, Call 06/15/2023	516,096
850,000	4.00%, 11/1/2037, Call 11/1/2029	807,803
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	974,694
1,000,000	Philadelphia Gas Works Co., AGM, 4.00%, 08/1/2038, Call 08/1/2030	1,001,029
155,000	Quakertown General Authority, 4.00%, 07/1/2022	155,000
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	5,538

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$995,000	5.00%, 09/1/2038, Call 09/1/2026	$1,042,737
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	956,944
2,090,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,265,413
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[3]	283,326
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	548,093
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	506,079
		28,454,997
	PUERTO RICO — 0.6%
	Commonwealth of Puerto Rico
62,039	5.25%, 07/1/2023	63,181
28,574	0.00%, 07/1/2024	26,166
61,865	5.38%, 07/1/2025	64,286
61,305	5.63%, 07/1/2027	65,299
60,310	5.63%, 07/1/2029	64,871
1,558,579	5.75%, 07/1/2031	1,705,688
55,548	4.00%, 07/1/2033, Call 07/1/2031	51,027
71,485	0.00%, 07/1/2033, Call 07/1/2031	40,258
49,930	4.00%, 07/1/2035, Call 07/1/2031	44,847
42,853	4.00%, 07/1/2037, Call 07/1/2031	38,038
58,264	4.00%, 07/1/2041, Call 07/1/2031	50,591
277,359	0.00%, 11/1/2043[1]	138,333
60,594	4.00%, 07/1/2046, Call 07/1/2031	51,059
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042, Call 08/8/20224 [5]	1,700,000
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	1,478,219
		5,581,863
	RHODE ISLAND — 0.4%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,591,344
1,000,000	Rhode Island Health & Educational Building Corp., 6.00%, 09/1/2033, Call 09/1/2023	1,048,223
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	563,137
		3,202,704
	SOUTH CAROLINA — 1.2%
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,081,262

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
$500,000	South Carolina Jobs-Economic Development Authority, 0.00%, 02/1/2035, Call 02/1/20233 4 5	$200,000
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[3]	2,120,808
	South Carolina Public Service Authority
730,000	5.00%, 12/1/2055, Call 06/1/2025	741,609
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,041,667
	University of South Carolina
3,000,000	5.00%, 05/1/2043, Call 05/1/2027	3,223,870
1,000,000	4.00%, 05/1/2051, Call 05/1/2031	967,231
		10,376,447
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,262,241
	TENNESSEE — 1.0%
1,220,000	Chattanooga-Hamilton County Hospital Authority, 5.00%, 10/1/2044, Call 10/1/2024	1,271,627
2,000,000	Johnson City Health & Educational Facilities Board, 5.00%, 08/15/2042, Call 08/15/2022	2,006,744
	Knox County Health Educational & Housing Facility Board
365,000	0.00%, 05/1/2025, Call 11/1/20244 5	171,550
45,000	0.00%, 05/1/2034[5]	21,150
1,000,000	Metropolitan Nashville Airport Authority, 5.00%, 07/1/2054, Call 07/1/2030[3]	1,039,407
1,500,000	Tennergy Corp., 4.00%, 12/1/2051, Call 06/1/2028[1]	1,509,158
	Tennessee Energy Acquisition Corp.
1,000,000	5.63%, 09/1/2026	1,085,446
1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	1,523,630
		8,628,712
	TEXAS — 7.0%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	80,721
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	327,853
2,000,000	Central Texas Regional Mobility Authority, 5.00%, 01/1/2043, Call 01/1/2028	2,092,480
	City of Austin Airport System Revenue
1,000,000	5.00%, 11/15/2035, Call 11/15/2026[3]	1,050,725
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[3]	1,029,349
1,000,000	City of Austin TX Electric Utility Revenue, 5.00%, 11/15/2029	1,145,364
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,074,878
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	238,629
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,030,103
	City of Houston Airport System Revenue

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$700,000	4.75%, 07/1/2024[3]	$701,262
750,000	5.00%, 07/15/2035, Call 07/15/2025[3]	739,406
1,500,000	4.00%, 07/15/2041, Call 07/15/2029[3]	1,282,534
1,000,000	City of Houston TX Airport System Revenue, 4.00%, 07/1/2036, Call 07/1/2031[3]	988,027
1,100,000	City of Houston TX Combined Utility System Revenue, 5.00%, 11/15/2029	1,269,390
1,400,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[4]	1,452,038
1,250,000	City of Lubbock TX Electric Light & Power System Revenue, 4.00%, 04/15/2041, Call 04/15/2030	1,249,080
1,280,000	City of Mesquite TX Waterworks & Sewer System Revenue, 3.00%, 03/1/2033, Call 03/1/2030	1,232,905
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	829,282
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 08/15/2022	500,590
100,000	4.40%, 12/1/2047, Call 12/1/2022	95,025
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,458,398
1,000,000	Dallas Fort Worth International Airport, 4.00%, 11/1/2036, Call 11/1/2030	1,001,048
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,049,210
280,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	293,521
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,163,673
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,083,786
1,050,000	Hale Center Education Facilities Corp., 5.00%, 03/1/2032	1,108,243
3,000,000	Harris County Cultural Education Facilities Finance Corp., 4.00%, 10/1/2036, Call 10/1/2029	3,014,540
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,187,588
1,150,000	Lower Colorado River Authority, AGM, 5.00%, 05/15/2028	1,296,335
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 07/28/20223 4	508,726
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	627,449
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,050,347
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,129,250
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	395,264
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,537,423
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,293,470
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,100,605
1,000,000	Red River Health Facilities Development Corp., 0.00%, 12/15/2047, Call 08/8/2022[5]	620,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	314,927

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	$1,861,605
1,000,000	San Antonio Water System, 5.00%, 05/15/2024	1,054,415
1,000,000	Southwest Higher Education Authority, Inc., 4.00%, 10/1/2042, Call 10/1/2023	934,216
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., 4.20%, 09/1/2025, Call 09/1/2023	1,028,197
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,567,054
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	589,414
1,270,000	6.25%, 12/15/2026	1,358,710
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	460,422
1,110,000	5.00%, 12/31/2040, Call 12/31/2025[3]	1,124,547
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	3,975,239
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	476,624
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,536,051
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,031,635
1,000,000	5.00%, 08/1/2041, Call 08/1/2032	1,132,256
	Town of Westlake
225,000	5.50%, 09/1/2025	222,225
200,000	6.13%, 09/1/2035, Call 09/1/2025	186,390
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,227,969
		62,410,413
	UTAH — 0.4%
1,000,000	City of Salt Lake City UT Airport Revenue, 4.00%, 07/1/2039, Call 07/1/2031[3]	956,138
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[3]	1,050,185
	Utah Charter School Finance Authority
1,000,000	4.50%, 07/15/2027[4]	988,921
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	503,322
		3,498,566
	VIRGIN ISLANDS — 0.1%
1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	1,010,389
	VIRGINIA — 1.2%
715,000	Celebrate North Community Development Authority, 0.00%, 03/1/2018[5]	464,750
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,030,381
1,205,000	Chesapeake Hospital Authority, 4.00%, 07/1/2037, Call 07/1/2029	1,184,119
1,235,000	County of Henrico VA, SAW, 5.00%, 08/1/2030	1,440,588

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$1,000,000	Fairfax County Industrial Development Authority, 3.50%, 05/15/2039, Call 05/15/2032	$939,261
30,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 08/8/20223 4	30,035
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,154,736
	Virginia Small Business Financing Authority
2,225,000	4.00%, 01/1/2038, Call 01/1/2032[3]	2,101,726
500,000	4.00%, 01/1/2040, Call 01/1/2032[3]	464,846
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[3]	1,780,861
		10,591,303
	WASHINGTON — 3.9%
2,500,000	City of Seattle WA Municipal Light & Power Revenue, 4.00%, 07/1/2036, Call 07/1/2030	2,587,620
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,096,313
1,500,000	County of King Sewer Revenue, 5.00%, 07/1/2047, Call 01/1/2025	1,607,521
705,000	King County Public Hospital District No. 4, 5.00%, 12/1/2038, Call 12/1/2025	701,023
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,322,610
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,295,249
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,630,655
65,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	72,723
1,500,000	Port of Seattle, 5.00%, 04/1/2044, Call 04/1/2029[3]	1,575,214
1,360,000	Port of Tacoma, 5.00%, 12/1/2031[3]	1,543,488
	State of Washington
1,110,000	4.00%, 08/1/2035, Call 08/1/2031	1,159,777
1,695,000	5.00%, 08/1/2036, Call 08/1/2029	1,892,815
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	1,761,722
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,844,502
1,515,000	5.00%, 02/1/2044, Call 02/1/2032	1,707,828
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,615,421
195,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 07/25/2022	182,070
2,100,000	University of Washington, 4.00%, 06/1/2037, Call 06/1/2025	2,124,283
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	523,440
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	1,868,072
500,000	5.00%, 08/1/2038, Call 08/1/2029	519,879
	Washington State Convention Center Public Facilities District

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$1,210,000	3.00%, 07/1/2043, Call 07/1/2031	$931,731
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	1,042,661
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,051,848
		34,658,465
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,017,115
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,103,124
		2,120,239
	WISCONSIN — 1.3%
	Public Finance Authority
170,000	5.00%, 07/1/2022[3]	170,000
780,000	4.00%, 07/1/2027, Call 07/1/2024	776,274
500,000	5.75%, 02/1/2035, Call 02/1/2025	489,048
535,000	5.00%, 07/1/2037, Call 07/1/2024	539,056
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	897,701
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	478,497
500,000	5.00%, 02/1/2042, Call 02/1/2032	512,675
1,000,000	5.00%, 07/1/2042, Call 08/8/2022[3]	1,000,712
165,000	6.00%, 07/15/2042, Call 07/28/2022	165,097
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	461,018
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,017,146
345,000	6.38%, 01/1/2048, Call 01/1/2028[4]	212,175
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	171
7,085	0.00%, 01/1/20474 5	158
7,034	0.00%, 01/1/20484 5	151
6,984	0.00%, 01/1/20494 5	144
6,882	0.00%, 01/1/20504 5	133
7,540	0.00%, 01/1/20514 5	140
194,116	0.00%, 07/1/20514 5	98,467
7,490	0.00%, 01/1/20524 5	131
7,388	0.00%, 01/1/20534 5	124
7,338	0.00%, 01/1/20544 5	118
7,237	0.00%, 01/1/20554 5	111
7,135	0.00%, 01/1/20564 5	106
7,085	0.00%, 01/1/20574 5	100
6,984	0.00%, 01/1/20584 5	94
6,933	0.00%, 01/1/20594 5	90
6,882	0.00%, 01/1/20604 5	85

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$6,781	0.00%, 01/1/20614 5	$80
6,730	0.00%, 01/1/20624 5	76
6,629	0.00%, 01/1/20634 5	71
6,579	0.00%, 01/1/20644 5	68
6,528	0.00%, 01/1/20654 5	64
6,427	0.00%, 01/1/20664 5	59
83,706	0.00%, 01/1/20674 5	703
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	1,066,507
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,182,182
500,000	Wisconsin Health & Educational Facilities Authority, 5.00%, 04/1/2042, Call 10/1/2022	502,570
		11,572,102
	TOTAL MUNICIPAL BONDS
	(Cost $731,746,028)	711,690,001
	COMMON STOCK — 0.2%
32,339	Energy Harbor Corp.*	1,940,340
	TOTAL COMMON STOCK
	(Cost $965,130)	1,940,340

	EXCHANGE-TRADED FUND — 0.0%[6]
100	iShares National Muni Bond ETF	10,636
	TOTAL EXCHANGE-TRADED FUND
	(Cost $10,533)	10,636

Number of Shares
	CLOSED-END MUTUAL FUNDS — 0.7%
18,027	BlackRock Long-Term Municipal Advantage Trust	$199,739
41,753	BlackRock MuniVest Fund, Inc.	311,060
29,817	BlackRock MuniYield Quality Fund, Inc.	378,378
55,299	BNY Mellon Municipal Income, Inc.	373,268
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	792,621
20,359	BNY Mellon Strategic Municipals, Inc.	133,962
11,444	DTF Tax-Free Income, Inc.	135,497
66,923	DWS Municipal Income Trust	629,076
17,462	Invesco Advantage Municipal Income Trust II	164,841
17,008	Invesco Municipal Opportunity Trust	175,693
21,119	Invesco Municipal Trust	214,569
10,819	Invesco Trust for Investment Grade Municipals	113,924
6,391	Neuberger Berman Municipal Fund, Inc.	71,515
37,184	Pioneer Municipal High Income Advantage Fund, Inc.	324,616
111,999	Pioneer Municipal High Income Fund, Inc.	1,039,351

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
78,923	Western Asset Managed Municipals Fund, Inc.	834,216
6,466	Western Asset Municipal Partners Fund, Inc.	$80,890
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $7,760,733)	5,973,216
	PRIVATE FUNDS[7] — 12.6%
	MacKay Municipal Credit Opportunities Fund, LP* [8]	25,728,148
	MacKay Municipal Opportunities Fund, LP* [9]	85,818,797
	TOTAL PRIVATE FUNDS
	(Cost $94,657,836)	111,546,945
	SHORT-TERM INVESTMENT — 5.7%
50,865,352	JPMorgan Prime Money Market Fund - Institutional Shares, 1.44%[10]	50,870,439
	TOTAL SHORT-TERM INVESTMENT
	(Cost $50,872,939)	50,870,439
	TOTAL INVESTMENTS — 99.5%
	(Cost $886,013,199)	882,031,577
	Other assets less liabilities — 0.5%	4,017,323
	TOTAL NET ASSETS — 100.0%	$886,048,900

*	Non-income producing security.
[1]	Variable rate security.
[2]	Floating rate security.
[3]	Alternative Minimum Tax eligible security.
[4]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
[5]	Security is in default and non-income producing.
[6]	Rounds to less than 0.05%.
[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[8]	The investment was acquired on 3/1/2016. The cost is $19,752,111.
[9]	The investment was acquired on 3/1/2016. The cost is $74,905,725.
[10]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AGM-CR — Assured Guaranty Municipal Custodial Receipts

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

ETF — Exchange-Traded Fund

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

At June 30, 2022, the Aspiriant Risk-Managed Municipal Bond Fund had futures contracts as set forth below:

Interest Rate Futures Contracts:

					Unrealized
	Number of		Notional		Appreciation
Expiration Date	Contracts	Description	Amount	Value	(Depreciation)
Short Futures Contracts:
September 2022	80	10-Year U.S. Treasury Note	$(9,511,379)	$(9,482,500)	$28,879
September 2022	25	U.S. Treasury Long Bond	(3,374,230)	(3,465,625)	(91,395)
			$(12,885,609)	$(12,948,125)	$(62,516)

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 59.7%
	ALTERNATIVE DIVERSIFIERS — 16.6%
7,278,664	BlackRock Event Driven Equity Fund - Institutional Shares	$70,748,612
7,635,559	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	73,454,075
3,717,379	GMO Equity Dislocation Investment Fund - Class A* [1]	80,815,819
		225,018,506
	CORE/ALTERNATIVE DIVERSIFIERS — 43.1%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV [2]	353,412,177
1,041,050	GMO Global Asset Allocation Fund - Class III	30,523,596
11,372,736	JPMorgan Global Allocation Fund - Class R6	201,183,702
		585,119,475
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $848,708,862)	810,137,981
	EXCHANGE-TRADED FUND — 14.5%
	REAL ASSET — 14.5%
5,718,722	iShares Gold Trust*	196,209,352
	TOTAL EXCHANGE-TRADED FUND
	(Cost $194,801,892)	196,209,352
	PRIVATE FUNDS[3] — 20.5%
	ALTERNATIVE DIVERSIFIERS — 14.6%
	Elliott Associates, LP - Class C* [4]	33,995,800
	Millennium International, Ltd. - Class GG* [5]	39,279,628
	Millennium International, Ltd. - Sub-Class GG-C* [6]	49,016,207
	Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class* [7] A*[6]	75,560,350
		197,851,985
	CORE DIVERSIFIER — 5.9%
	All Weather Portfolio Limited* [8]	80,041,090
		80,041,090
	TOTAL PRIVATE FUNDS
	(Cost $241,939,438)	277,893,075
	SHORT-TERM INVESTMENT — 5.0%
68,558,702	JPMorgan Prime Money Market Fund - Institutional Shares, 1.44%[9]	68,565,558
	TOTAL SHORT-TERM INVESTMENT
	(Cost $68,565,558)	68,565,558

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS — 99.7%
	(Cost $1,354,015,750)	1,352,805,966
	Other assets less liabilities — 0.3%	4,436,383
	TOTAL NET ASSETS — 100.0%	$1,357,242,349

*	Non-income producing security.
[1]	Domiciled in Ireland.
[2]	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database www.sec.gov.
[3]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[4]	The investment was acquired on 1/2/2020. The cost is $31,679,600.
[5]	The investment was acquired on 1/4/2021. The cost is $26,770,237.
[6]	The investment was acquired on 10/1/2020. The cost is $42,578,991.
[7]	The investment was acquired on 2/26/2018. The cost is $69,500,708. Moderately liquid investment.
[8]	The investment was acquired on 5/1/2018. The cost is $71,409,902.
[9]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership
Ltd. — Limited

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 92.7%
	CORE — 82.9%
3,723,874	DoubleLine Total Return Bond Fund - I Class	$34,818,225
7,069,474	MetWest Total Return Bond Fund - Plan Class[1]	63,271,793
2,613,689	PIMCO Income Fund - Institutional Class	27,731,247
2,003,931	River Canyon Total Return Bond Fund - Institutional Class	20,520,250
181,265	Vanguard Total Bond Market Index Fund - Institutional Class	1,796,333
		148,137,848
	OPPORTUNISTIC — 9.8%
842,769	GMO Emerging Country Debt Fund, Class VI	15,759,769
359,849	Vanguard High-Yield Corporate Fund - Admiral Shares	1,831,632
		17,591,401
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $187,747,131)	165,729,249

	PRIVATE FUND — 2.2%
	OPPORTUNISTIC — 2.2%
	AG Direct Lending Fund IV Annex, LP2	4,000,000
	TOTAL PRIVATE FUND
	(Cost $4,000,000)	4,000,000

	SHORT-TERM INVESTMENT — 1.7%
3,019,385	JPMorgan Prime Money Market Fund - Institutional Shares, 1.44%[3]	3,019,687
	TOTAL SHORT-TERM INVESTMENT
	(Cost $3,019,473)	3,019,687

	TOTAL INVESTMENTS — 96.6%
	(Cost $194,766,604)	172,748,936

	Other assets less liabilities — 3.4%	5,988,608
	TOTAL NET ASSETS — 100.0%	$178,737,544

[1]	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The investment was acquired on 4/8/2022. The cost is $4,000,000.

[3]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership